Fair Value Measurements (Schedule of Financial Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets	¥ 90,865	¥ 99,187
Liabilities	4,497	5,854
Equity Securities [Member] | Available-for-Sale Securities [Member]
Assets	34,839	44,186
Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 1 [Member]
Assets	34,839	44,186
Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 2 [Member]
Assets
Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 3 [Member]
Assets
Other Equity Securities [Member] | Available-for-Sale Securities [Member]
Assets	55,634	54,985
Other Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 1 [Member]
Assets	55,634	54,985
Other Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 2 [Member]
Assets
Other Equity Securities [Member] | Available-for-Sale Securities [Member] | Level 3 [Member]
Assets
Foreign Exchange Contracts [Member] | Derivatives [Member]
Assets	392	16
Liabilities	593	474
Foreign Exchange Contracts [Member] | Derivatives [Member] | Level 1 [Member]
Assets
Liabilities
Foreign Exchange Contracts [Member] | Derivatives [Member] | Level 2 [Member]
Assets	392	16
Liabilities	593	474
Foreign Exchange Contracts [Member] | Derivatives [Member] | Level 3 [Member]
Assets
Liabilities
Interest Rate Swap Contracts [Member] | Derivatives [Member]
Liabilities	1,365	2,764
Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 1 [Member]
Liabilities
Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 2 [Member]
Liabilities	1,365	2,764
Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 3 [Member]
Liabilities
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member]
Liabilities	2,539	2,616
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 1 [Member]
Liabilities
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 2 [Member]
Liabilities	2,539	2,616
Cross-Currency Interest Rate Swap Contracts [Member] | Derivatives [Member] | Level 3 [Member]
Liabilities
Level 1 [Member]
Assets	90,473	99,171
Liabilities
Level 2 [Member]
Assets	392	16
Liabilities	4,497	5,854
Level 3 [Member]
Assets
Liabilities